Note 6 - Employee Incentive Schemes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
(
6
)     Employee Incentive Schemes

(a)     Stock Option Plan

In
2004,
the Company adopted an employee option plan (“the Plan”). Options may
be granted pursuant to the Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long term casual basis). Each option gives the holder the right to subscribe for one
share of common stock. The total number of options that
may
be issued under the Plan is such maximum amount permitted by law and the Listing Rules of the ASX. The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Plan. Options granted to date have had a term up to
10
years and generally vest in equal tranches over
three
years.

An option holder is
not
permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If the Company changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. Options granted in
2020
and
2019
were
7,594,000
and
nil,
respectively.

In accordance with ASC
718,
the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Sep-20	Mar-20	Mar-20	Mar-20
Exercise Price (A$)	0.30	0.20	0.25	0.30
Share Price at Grant Date (A$)	0.32	0.13	0.13	0.13
Volatility	62%	61%	61%	61%
Expected Life (years)	4.6	4.0	5.0	5.0
Risk-Free Interest rate	0.45%	0.44%	0.50%	0.50%
Fair Value of Option (A$)	0.11	0.03	0.03	0.02

Each of the inputs to the Trinomial Lattice model is discussed below.

Share Price and Exercise Price at Valuation Date

With the exception of ZEPOs, the value of all other options granted has been determined either using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the options or based on an expected return. ZEPOs exercise price are nil
.
The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All options granted under our share option plan have a maximum
10
year term and are non-transferable.

Risk free rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Stock option activity during the current period is as follows:

	Number of shares	Weighted average exercise price A$
Balance at December 31, 2019	1,911,450	0.46
Granted	7,594,000	0.25
Exercised	(40,000)	0.00
Lapsed	(67,000)	0.54
Balance at December 31, 2020	9,398,450	0.29

At
December 31, 2020,
the number of options vested and exercisable was
8,898,450
(
2019:
1,911,450
). At
December 31, 2020,
total stock compensation expense/(income) recognized in the consolidated statements of comprehensive income was
A$173,232
(
2019:
(
A$421,750
)).

The following table represents information relating to stock options outstanding under the plans as of
December 31, 2020:

	Options Outstanding
Exercise price A$	Shares	Weighted average remaining life in years	Options exercisable shares
0.23	75,000	1	75,000
0.00	40,000	1	40,000
0.45	100,000	2	100,000
0.50	1,165,500	2	1,165,500
0.33	96,500	3	96,500
0.50	327,450	3	327,450
0.20	2,364,666	3	2,364,666
0.25	2,364,667	4	2,364,667
0.30	2,364,667	4	2,364,667
0.30	500,000	4	0
	9,398,450		8,898,450

   The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from
January 1, 2019.
We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of
1933,
as amended.

Period ending	Number of options exercised and corresponding number of shares issued	Weighted average exercise price A$	Proceeds received A$
2019	328,334	0.01	3,283
2020	40,000	0.00	0

As of
December 31, 2020,
there was
nil
unrecognized compensation expense as all the employee stock options have vested.

The aggregate intrinsic value for all options outstanding as at
December 31, 2020
and
2019
were
A$1,324,256
and
nil,
respectively.

(b) Restricted Share Plan

Our Employee Share Plan was adopted by the Board of Directors in
2009.
The Employee Share Plan permits our Board to grant shares of our common stock to our employees and directors (although our Board has determined not
to issue equity to non-executive directors). The number of shares able to be granted is limited to the amount permitted to be granted at law, the ASX Listing Rules and by the limits on our authorized share capital in our certificate of incorporation. All our employees are eligible for shares under the Employee Share Plan. The Company has in the past issued
A$1,000
worth of restricted shares of common stock to employees of the Company, but no
more frequently than annually. The restricted shares have the same terms of issue as our existing shares of common stock but are not
able to be traded until the earlier of
three
years from the date on which the shares are issued or the date the relevant employee ceases to be an employee of the Company or any of its associated group of companies. There were no
restricted shares issued by the Company during
2019
and
2020.

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price A$
Balance at December 31, 2019	120,814	0.24
Release of restricted shares	(29,162)	0.24
Balance at December 31, 2020	91,652	0.24